Investment Manager
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Board of Trustees
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr., President
      Richard G. Gilmore
      Charles F. Haugh
      Arnold L. Lehman
      Dr. Jill E. McGovern
      T. A. Rodgers
      Edward A. Taber, III

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Accountants
      Coopers & Lybrand L.L.P.
      Baltimore, MD



      This report is not to be distributed unless preceded or accompanied by a prospectus.
                      Legg Mason Wood Walker, Incorporated
--------------------------------------------------------------------------------

                            111 South Calvert Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                         410 (bullet) 539 (bullet) 0000




[Recycled logo] Printed on Recycled Paper
LMF-030
11/96


                             Report to Shareholders
                            For the Six Months Ended
                               September 30, 1996
                                       The
                                   Legg Mason
                                    Maryland
                                    Tax-Free
                                  Income Trust


                           Putting Your Future First



                            [Legg Mason Funds Logo]

To Our Shareholders,


     On September 30, 1996, the Legg Mason Maryland Tax-Free Income Trust had a 30-day annualized SEC yield of 4.85%, and an average weighted maturity of 15.6 years.

      The Trust seeks a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. It purchases only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's Corporation or which are judged by the Trust's investment advisor to be of comparable quality. Moody's ratings of securities we currently own are:

                   Aaa                          39.5%
                   Aa                           40.4%
                   A                            13.9%
                   Baa                           2.9%
                   Short-term securities         3.3%

     At September 30, the Trust's net asset value per share was $16.05, compared to $16.07 six months earlier, reflecting in part the payment of a $.06 per share capital gain distribution in May of this year. Total return in the six month period (not annualized) was 2.90%, assuming reinvestment of the capital gain distribution. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid, and does not reflect the effect of the Trust's 2.75% maximum initial sales charge.)

     Normally, the average weighted maturity of the Trust will be kept within a range of 12-24 years. Because of the portfolio's relatively long average weighted maturity, the Trust offers higher yields than short-term and intermediate-term tax free bond funds. However, shareholders should keep in mind that for the same reason, the Trust's net asset value per share typically will show greater fluctuations--both up and down--in response to changes in interest rates than tax free bond funds with shorter average weighted maturities.

     Some shareholders regularly add to their Trust holdings by authorizing automatic, monthly transfers from their bank checking accounts or Legg Mason money market funds. Your Financial Advisor will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.

                                   Sincerely,



                                   /s/ John F. Curley, Jr.

                                   John F. Curley, Jr.
                                   Chairman

November 8, 1996

Statement of Net Assets
Legg Mason Tax-Free Income Fund
Maryland Tax-Free Income Trust
September 30, 1996

(Amounts in Thousands)  (Unaudited)

      Principal
       Amount                                         Value
--------------------------------------------------------------------------------
Municipal Bonds -- 95.6%
              Maryland -- 95.6%
              Annapolis (City of), Public
                Improvement, GO
      $  350      6.50%    8/1/10                    $  374
              Anne Arundel County, Consolidated
                Water and Sewer, GO
                  6.90%    1/15/09
       1,350      (Pre-refunded 1/15/99(A))           1,451
       1,000      5.30%    4/15/17                      969
              Anne Arundel County, PCR Refunding
                (Baltimore Gas & Electric Project)
       4,500      6.00%    4/1/24                     4,558
              Baltimore City Municipal Capital
                Projects (MBIA Insured)
                  7.375%   4/1/01
       2,000      (Pre-refunded 4/1/98(A))            2,096
              Baltimore City Waste Water
                (MBIA insured)
                  6.50%    7/1/20
       1,500      (Pre-refunded 7/1/00(A))            1,603
              Baltimore City Water Utility
                (MBIA insured)
                  6.50%    7/1/20
       1,250      (Pre-refunded 7/1/00(A))            1,336
              Baltimore County, Consolidated Public
                Improvement, GO
       2,000      6.125%   7/1/09                     2,106
              Baltimore County, Nursing Home
                (Stella Maris) Series A
         890      7.25%    3/1/11                       933
              Baltimore County, Pension Funding, GO
       1,000      6.70%    7/1/09                     1,052
       2,900      6.70%    7/1/11                     3,052
       2,000      6.70%    7/1/16                     2,105
              Baltimore, Maryland Revenue Refunding
                (FGIC insured) Wastewater Project
                Series A
       1,000      5.50%    7/1/26                       974
              Calvert County Consolidated
                Sanitary District
       1,000      5.00%    7/15/19                      926
              Carroll County, Consolidated Public
                Improvement, GO
       1,395      5.375%   11/1/20                    1,345
       1,855      5.375%   11/1/25                    1,780
              Charles County, GO
                  6.60%    6/1/06
       1,000      (Pre-refunded 6/1/01(A))            1,099


      Principal
       Amount                                         Value
--------------------------------------------------------------------------------

              Frederick County, GO
                Series 1990

                  6.625%   8/1/20
      $  250      (Pre-refunded 8/1/03(A))           $  281
              Frederick County, GO Public Facility 1991
                  6.50%    5/1/06
         500      (Pre-refunded 5/1/01(A))              547
                  6.50%    5/1/07
         650      (Pre-refunded 5/1/01(A))              711
              Frederick County, GO Public Facilities
                Refunding 1993
       1,000      5.55%    7/1/07                     1,022
              Harford County, GO
                  6.40%    12/1/10
         500      (Pre-refunded 12/1/00(A))             544
       1,500      5.00%    3/1/12                     1,423
              Howard County, Consolidated Public
                Improvement, GO Series A
                  6.50%    2/15/11
         700      (Pre-refunded 2/15/00(A))             745
       1,000      5.50%    2/15/09                    1,010
              Howard County, Metropolitan District
                Refunding Series B
       1,000      0%B      8/15/07                      573
       1,500      6.00%    8/15/19                    1,531
              Laurel (City of), GO Public Improvement
                and Refunding (MBIA insured)
         250      7.00%    7/1/09                       277
       1,000      7.00%    7/1/11                     1,106
              Maryland Community Development
                Administration
                Single Family AMT
                  Second Series
       1,000      6.65%    4/1/04                     1,038
                  Fourth Series
         960      7.45%    4/1/32                     1,005
                  Fifth Series
       1,850      7.625%   4/1/29                     1,923
                  Sixth Series
         475      7.125%   4/1/14                       489
                Single Family Non-AMT
                  Third Series
         670      7.25%    4/1/27                       701
                Multi-Family Insured Mortgage Series B
       1,500      5.80%    5/15/26                    1,475
                Multi-Family Insured Mortgage Series G
         150      7.10%    5/15/23                      157

      Principal
       Amount                                         Value
--------------------------------------------------------------------------------
Municipal Bonds -- Continued
              Maryland -- Continued
              Maryland Department of Transportation
                Consolidated Transportation
                Series 1989-1991
      $1,500      6.60%    11/1/00                   $1,596
       2,000      6.25%    9/1/03                     2,125
                  6.90%    11/15/04
         750      (Pre-refunded 11/15/98(A))            806
              Maryland Health and Higher
                Educational Facilities Authority
                Easton Memorial Hospital (MBIA insured)
       1,000      6.50%    7/1/15                     1,039
                Francis Scott Key Medical Center
       2,000      5.00%    7/1/18 (FGIC insured)      1,815
       2,000      5.00%    7/1/23 (FGIC insured)      1,796
                  6.75%    7/1/23 (FGIC insured)
       1,500      (Pre-refunded 7/1/00(A))            1,641
       1,000      5.625%   7/1/25                       965
                Greater Baltimore Medical Center
       2,000      5.00%    7/1/19 (FGIC insured)      1,811
                  6.75%    7/1/19
       2,000      (Pre-refunded 7/1/01(A))            2,213
                Howard County General Hospital
                  8.25%    7/1/18
       1,100      (Pre-refunded 7/1/98(A))            1,197
       2,500      5.50%    7/1/21                     2,266
                Johns Hopkins Hospital
                  Series 1990
       4,000      0%(B)    7/1/19                     1,057
                  Series 1993
       3,250      5.00%    7/1/23                     2,895
                Johns Hopkins University Series 1988
       3,000      7.50%    7/1/20                     3,209
                Kennedy Institute Series 1991
         630      7.40%    7/1/11                       662
       1,000      6.75%    7/1/22                     1,011
                Union Memorial Hospital Series A and B
                  (MBIA insured)
         600      6.75%    7/1/11                       653
       1,900      6.75%    7/1/21                     2,051
                University of Maryland Medical System
                  Series 1993 (FGIC insured)
       2,000      5.375%   7/1/13                     1,947
              Maryland National Capital Park
                and Planning Commission
                (Prince George's County) Series L2
         500      6.00%    7/1/05                       540
              Maryland Stadium Authority Sports
                Facilities Lease Revenue AMT Series D
       5,000      7.50%    12/15/10                   5,474
       2,125      7.60%    12/15/19                   2,333


      Principal
       Amount                                         Value
--------------------------------------------------------------------------------

              Maryland Transportation Authority
                Series 1985
      $5,250      5.75%    7/1/15                    $5,255
              Maryland Water Quality Financing
                Administration, Revolving Loan
                Fund Revenue Series 1993A
       1,500      5.40%    9/1/11                     1,491
       1,500      5.40%    9/1/12                     1,483
              Mayor and City Council
                of Baltimore (FGIC insured)
                Baltimore City Consolidated
                Public Improvement
       2,000      0%(B)    10/15/11                     849
                Baltimore City Parking Revenue
         500      6.25%    7/1/21                       521
                Baltimore City Water Projects
       2,000      5.00%    7/1/24                     1,829
              Montgomery County, Consolidated
                Public Improvement, GO
                  Series A
       2,750      5.80%    7/1/07                     2,903
       3,000      0%(B)    7/1/10                     1,424
                  Series B
                  6.80%    11/1/09
         850      (Pre-refunded 11/1/99(A))             924
              Montgomery County, HOC Single Family
         965      6.80%    7/1/17                     1,001
              Montgomery County, Parking Revenue
                Refunding (Silver Spring Parking Lot)
                1992 Series A (FGIC Insured)
       2,000      6.25%    6/1/07                     2,154
              Montgomery County, PCR Refunding
                (Potomac Electric Project) 1994 Series
       1,000      5.375%   2/15/24                      936
              Morgan State University Academic
                and Auxiliary Fees Revenue
                (MBIA insured)
                  7.00%    7/1/20
       1,000      (Pre-refunded 7/1/00(A))            1,103
              Northeast Maryland Waste Disposal
                Authority Solid Waste Revenue
                (Montgomery County Resource
                Recovery Project) AMT Series 1993A
       3,000      6.30%    7/1/16                     3,030
              Port Facilities Revenue (Consolidated
                Coal Sales Co. Project) Series A and B
       6,000      6.50%    10/1/11                    6,525

Legg Mason Tax-Free Income Fund
Maryland Tax-Free Income Trust

(Amounts in Thousands)

      Principal
       Amount                                         Value
--------------------------------------------------------------------------------
Municipal Bonds -- Continued
              Maryland -- Continued
              Prince George's County Consolidated
                Public Improvement, GO
      $  585      6.70%    7/1/04                    $  641
                  7.20%    2/1/08
         500      (Pre-refunded 2/1/99(A))              537
         585      6.75%    7/1/11                       636
              Prince George's County, PCR Refunding
                (Potomac Electric Project) 1993 Series
       2,250      6.375%   1/15/23                    2,362
              Prince George's County, Solid Waste
                Management Systems Revenue
                  Series 1990
                  6.75%    6/30/02
         250      (Pre-refunded 6/30/00(A))             274
                  6.90%    6/30/06
         750      (Pre-refunded 6/30/00(A))             824
                  Series 1993
       1,000      5.25%    6/15/13                      927
              State of Maryland, GO
         500      6.70%    7/15/02                      538
                  6.70%    3/1/04
       1,500      (Pre-refunded 3/1/00(A))            1,625
       2,000      5.40%    6/1/07                     2,041
              Talbot County, Bank Qualified, GO
         500      6.70%    5/1/10                       537
         415      6.70%    5/1/11                       445
              University of Maryland Systems
                (Auxiliary Facilities and Tuition
                Revenue)
                  Series A
       1,000      6.30%    2/1/10                     1,065
                  6.50%    4/1/11
       2,000      (Pre-refunded 4/1/00(A))            2,167
       1,000      5.60%    4/1/15                     1,003
                  Series B
                  7.00%    10/1/07
       1,000      (Pre-refunded 10/1/99(A))           1,091
       1,000      6.375%   4/1/09                     1,090
              Washington County Public Facilities
                Revenue, GO
                  6.60%    12/1/02
         750      (Pre-refunded 12/1/98(A))             802


      Principal
       Amount                                         Value
--------------------------------------------------------------------------------

              Washington Suburban Sanitary District
      $1,000      6.10%    6/1/07                   $ 1,075
       1,000      5.25%    6/1/11                       977
       2,000      5.25%    6/1/12                     1,962
       1,000      5.50%    6/1/13                       995
                  6.90%    6/1/13
         400      (Pre-refunded 6/1/01(A))              445
                  6.90%    6/1/14
       1,300      (Pre-refunded 6/1/01(A))            1,445
       1,000      5.25%    6/1/15                       962
              Worcester County Sanitary District, GO
                  6.75%    5/1/15
         115      (Pre-refunded 5/1/01(A))              127
--------------------------------------------------------------------------------

              Total Municipal Bonds

                (Identified Cost -- $136,131)       143,440
--------------------------------------------------------------------------------

Short-Term Investments-- 3.1%
              Repurchase Agreement -- 0.1%
              State Street Bank & Trust Company
                4.00% dated 9/30/96 to be
                repurchased at $207 on 10/1/96
                (Collateral: $220 U.S. Treasury
         207    Notes, 4.75% due 9/30/98, value $215)   207
--------------------------------------------------------------------------------

              Variable Rate Demand Obligations(C) -- 3.0%
              Allegheny County, PA Hospital
                Development Authority
                (Presbyterian Hospital) Series B
       1,100      3.85%    10/3/96                    1,100
              East Baton Rouge Parish Louisiana PCR
                Refunding Bonds Exxon Corporation
                Series 1989
         800      4.00%    10/3/96                      800
              Harris County, TX Health Facilities
                (St. Luke's Episcopal Hospital) Series C
         700      4.00%    10/1/96                      700
              (Methodist Hospital) Series 1994
       1,900      4.00%    10/1/96                    1,900
--------------------------------------------------------------------------------
                                                      4,500

              Total Short-term Investments
                (Identified Cost -- $4,707)           4,707
--------------------------------------------------------------------------------
      Total Investments -- 98.7%
        (Identified Cost-- $140,838)                148,147
      Other Assets Less Liabilities-- 1.3%            1,986
--------------------------------------------------------------------------------

      Net assets-- 100.0%                          $150,133

--------------------------------------------------------------------------------

      Net Assets Consisting of:
      Accumulated paid-in capital
        applicable to 9,355 shares
        outstanding                       $142,705
      Undistributed net realized gain
        on investments                         119
      Unrealized appreciation of
        investments                          7,309
--------------------------------------------------------------------------------

      Net assets-- 100.0%                          $150,133
--------------------------------------------------------------------------------

      Net asset value and redemption price
        per share                                    $16.05
      Maximum offering price per share
        (net asset value plus sales charge of
        2.75% of offering price)                     $16.50
--------------------------------------------------------------------------------

                                       % of        Market
                                    Net Assets      Value
--------------------------------------------------------------------------------
                                                    (000)
Sector Diversification
      Pre-refunded Bonds                18.4%    $ 27,634
      General Obligation-- Local        18.1       27,092
      Hospital Revenue                  13.9       20,901
      Water and Sewer Revenue            8.9       13,281
      Lease Revenue                      5.2        7,807
      Ground Transportation Revenue      6.0        8,976
      Housing Revenue                    5.2        7,789
      Corporate Utilities                5.2        7,856
      Port Facilities Revenue            4.4        6,526
      Education Revenue                  4.2        6,367
      Solid Waste Revenue                2.6        3,957
      Parking Revenue                    1.8        2,675
      General Obligation-- State         1.7        2,579
      Short-Term Investments             3.1        4,707
      Other Assets Less Liabilities      1.3        1,986
                                       100.0%    $150,133

Investment Abbreviations
      AMBAC         AMBAC Indemnity Corporation
      AMT           Alternative Minimum Tax
      FGIC          Financial Guaranty Insurance Company
      GO            General Obligation
      HOC           Housing Opportunities Commission
      MBIA          Municipal Bond Insurance Association
      PCR           Pollution Control Revenue

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond will "mature." The pre-refunded date is used in determining weighted average portfolio maturity.
(B) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
(C) The rate shown is the rate as of September 30, 1996, and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.

  See notes to financial statements.

Statement of Operations
Legg Mason Tax-Free Income Fund
Maryland Tax-Free Income Trust
For the Six Months Ended September 30, 1996  (Unaudited)


      (Amounts in Thousands)
-----------------------------------------------------------------------------
Investment Income:
        Interest                                                      $4,338

Expenses:
        Investment advisory fee                            $  407
        Distribution and service fees                         185
        Custodian fee                                          46
        Transfer agent and shareholder servicing expense       27
        Legal and audit fees                                   21
        Reports to shareholders                                16
        Registration fees                                       3
        Organization expense                                    2
        Trustees' fees                                          2
        Other expenses                                          7
-----------------------------------------------------------------------------

                                                              716
          Less: fees waived                                  (235)
            compensating balance credits                       (1)
-----------------------------------------------------------------------------

          Total expenses, net of waivers and compensating
            balance credits                                              480

      Net Investment Income                                            3,858

Net Realized and Unrealized Gain on Investments:
        Realized gain on investments                          126
        Increase in unrealized appreciation of investments    276
-----------------------------------------------------------------------------
      Net Realized and Unrealized Gain on Investments                    402
-----------------------------------------------------------------------------
      Increase in Net Assets Resulting from Operations                $4,260
-----------------------------------------------------------------------------

      See notes to financial statements.

Statement of Changes in Net Assets
Legg Mason Tax-Free Income Fund
Maryland Tax-Free Income Trust

                                                                      For the               For the
                                                                 Six Months Ended          Year Ended
      (Amounts in Thousands)                                    September 30, 1996       March 31, 1996
-------------------------------------------------------------------------------------------------------
                                                                   (Unaudited)
Change in Net Assets:
      Net investment income                                            $ 3,858               $ 7,788
      Net realized gain on investments                                     126                 1,136
      Increase in unrealized appreciation of investments                   276                 1,072
      Increase in net assets resulting from operations                   4,260                 9,996
      Distributions to shareholders:
        Net investment income                                           (3,858)               (7,788)
        Net realized gain on investments                                  (551)                 (497)
      Increase in net assets from Fund share transactions                3,637                 2,620
        Increase in net assets                                           3,488                 4,331

Net Assets:
      Beginning of period                                              146,645               142,314
-------------------------------------------------------------------------------------------------------
      End of period                                                   $150,133              $146,645

      See notes to financial statements.

Financial Highlights
Legg Mason Tax-Free Income Fund
Maryland Tax-Free Income Trust

     Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                   For the
                                              Six Months Ended                    For the Years Ended March 31,
                                             September 30, 1996     1996        1995        1994        1993       1992*
---------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Per Share Operating Performance:
      Net asset value, beginning of period         $16.07          $15.87      $15.69      $15.97      $15.03      $14.70
---------------------------------------------------------------------------------------------------------------------------
      Net investment income(A)                       0.416           0.859       0.828       0.839       0.877       0.823
      Net realized and unrealized gain
        (loss) on investments                        0.040           0.251       0.180      (0.275)      0.947       0.333
---------------------------------------------------------------------------------------------------------------------------
      Total from investment operations               0.456           1.11        1.008       0.564       1.824       1.156
---------------------------------------------------------------------------------------------------------------------------
      Distributions to shareholders:
        Net investment income                       (0.416)         (0.859)     (0.828)     (0.839)     (0.877)     (0.823)
        Net realized gain on investments            (0.060)         (0.055)        --          --       (0.007)     (0.003)
        In excess of net realized gain
          on investments                              --               --          --       (0.005)        --         --
---------------------------------------------------------------------------------------------------------------------------
      Total distributions                           (0.476)         (0.914)     (0.828)     (0.844)     (0.884)     (0.826)
---------------------------------------------------------------------------------------------------------------------------
      Net asset value, end of period               $16.05          $16.07      $15.87      $15.69      $15.97      $15.03
---------------------------------------------------------------------------------------------------------------------------
      Total return(D)                                2.90%(C)        7.11%       6.60%       3.51%      12.47%       8.04%(C)

Ratios/Supplemental Data:
      Ratios to average net assets:
        Total expenses(A,E)                          0.65%(B)        0.59%         --         --           --         --
        Net expenses(A,F)                            0.65%(B)        0.58%       0.54%       0.46%       0.40%       0.18%(B)
        Net investment income(A)                     5.21%(B)        5.29%       5.32%       5.10%       5.61%       5.91%(B)
      Portfolio turnover rate                        3.75%(B)        14.1%       9.5%        6.6%          --        5.4%(B)

      Net assets, end of period
        (in thousands)                            $150,133        $146,645    $142,314    $145,578     $128,566    $83,052

        * For the period May 1, 1991 (commencement of operations) to March 31, 1992.
      (A) Net of fees waived and reimbursements made by the Adviser in excess of voluntary expense limitations as follows: all expenses until October 20, 1991; 0.25% of average daily net assets until December 31, 1991; 0.35% until June 30, 1992; 0.40% until December 31, 1992;
          0.45% until December 31,  1993;  0.50% until June 30, 1994;  0.55%
          until July 31, 1995; 0.60% until March 31, 1996, and 0.65% through December 31, 1996.
      (B) Annualized
      (C) Not annualized
      (D) Excluding sales charge
      (E) Pursuant  to  new  Securities  and  Exchange  Commission   regulations
          effective December 31, 1995, this ratio reflects total expenses before compensating balance credits. Previously, the credits were included in the ratio.
      (F) This  ratio  reflects   total  expenses   reduced  by  the  impact  of
          compensating balance credits.

          See notes to financial statements.

Notes to Financial Statements
Legg Mason Tax-Free Income Fund
Maryland Tax-Free Income Trust

(Amounts in Thousands)  (Unaudited)
--------------------------------------------------------------------------------
1. Significant Accounting Policies:
           The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Fund"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Fund") and the Tax-Free Intermediate-Term Income
      Trust ("Intermediate Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. All series of the Trust are non-diversified. The financial statements of the Pennsylvania Fund and the Intermediate Fund are included in separate reports to shareholders.

      Security Valuation
           Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation, which approximates market, is used for debt obligations with 60 days or less remaining to maturity.

      Dividends and Distributions to Shareholders
           Dividends are declared daily and paid monthly. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Dividends payable are recorded on the dividend record date. At September 30, 1996, dividends payable of $301 were accrued. Net income for dividend purposes consists of interest accrued and accrued expenses. Bond premium is amortized for financial reporting and tax purposes. Bond discount, other than original issue, is not amortized.

      Security Transactions
      Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

      Repurchase Agreements
           All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies and such collateral is in the possession of the Fund's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

      Use of Estimates
           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Investment Transactions:
           Investment transactions for the six months ended September 30, 1996 (excluding short-term securities) were as follows:

           Purchases                     $2,943
           Proceeds from sales            2,675

           At September 30, 1996, the cost of securities for federal income tax purposes was $140,838. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,473 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $164.

Legg Mason Tax-Free Income Fund
Maryland Tax-Free Income Trust

(Amounts in Thousands)
--------------------------------------------------------------------------------
3. Fund Share Transactions:
           At September 30, 1996, there were unlimited shares authorized at $.001 par value for the Trust and the Fund. Transactions in Fund shares were as follows:

                           For the            For the
                      Six Months Ended      Year Ended
                     September 30, 1996   March 31, 1996
--------------------------------------------------------------------------------
                      Shares    Amount   Shares   Amount
--------------------------------------------------------------------------------
      Sold               497   $ 7,924      966 $ 15,669
      Reinvestment of
        distributions    211     3,355      379    6,159
      Repurchased       (480)   (7,642)  (1,183) (19,208)
--------------------------------------------------------------------------------
      Net increase       228   $ 3,637      162 $  2,620
================================================================================


4. Transactions with Affiliates:

      The Fund has an investment advisory and management agreement with Legg Mason Fund Adviser, Inc. ("Adviser"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Adviser provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee at an annual rate of 0.55% of average daily net assets of the Fund, calculated daily and payable monthly. The agreement with the Adviser provides that expense reimbursements be made to the Fund for expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) which in any month are in excess of annual rates, based on average daily net assets, according to the following schedule: all expenses until October 20, 1991, 0.25% until December 31, 1991, 0.35% until June 30, 1992, 0.40% until
      December 31, 1992, 0.45% until December 31, 1993, 0.50% until June 30, 1994, 0.55% until July 31, 1995, 0.60% until March 31, 1996, and 0.65%
      through December 31, 1996, or until the Fund's net assets reach $200 million, whichever occurs first. For the six months ended September 30, 1996 advisory fees of $235 were waived and $29 was payable to the Adviser at September 30, 1996.
           Legg Mason, as distributor of the Fund, receives an annual distribution fee of 0.125% and an annual service fee of 0.125% of the Fund's average daily net assets, calculated daily and payable monthly. Distribution and services fees of $31 were payable to the distributor at September 30, 1996. Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, Legg Mason was paid $9 by the transfer agent for the six months ended September 30, 1996.
           In November 1995, the Fund, along with certain other Legg Mason Funds, entered into a $75 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the line of credit bear interest at prevailing short-term interest rates. For the six months ended September 30, 1996, the Fund had no borrowings under the line of credit.

10